ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities

	December 31,
	2011	2012
Advance from customers	16,369,726	9,564,598
Payables for rental expenses	4,348,253	6,740,257
Business taxes and other tax payable	1,457,394	3,488,952
Payable of distribution and promotion fee	—	1,800,597
Other accounts payable to third parties	571,292	1,787,963
Payable of advertising fee	—	1,765,970
Accrued payroll, welfare and other social expenses	1,198,252	1,575,937
Accrued professional fee	832,368	814,966
Payable of production fee	—	525,603
Advance from third parties	79,442	80,256
Payables for acquisition of Alpha Speed Limited and Bona Starlight	2,383,260	—

Total	27,239,987	28,145,099